U.S. SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C.
20549
									FORM 24F-2
Annual Notice of
Securities Sold
Pursuant to Rule
24f-2


Read instructions at end of Form before
preparing Form. Please print or
type.
1				Name and address of issuer: Prudential
Municipal Series
Fund, 100 Mulberry Street, Gateway Center
Three, Newark, New Jersey 07102-4077.
2				Name of each series or class of securities
for which this
Form is filed (if the Form is being filed for
all series and classes of securities of the
issuer, check the box but do not list series
or classes): [X]
3				Investment Company Act File Number:     811-
4023.
				Securities Act File Number:   2-91216.
4	(a)	Last day of fiscal year for which this Form
is filed:
				August 31, 2002.
4	(b)	[  ]  Check box if this Form is being filed
late (i.e.
				more than 90 calendar days
after the end of the issuer's fiscal year) (See
				Instruction A.2).
Note: If the Form is being filed late, interest must
be paid on the registration fee due.
4	(c)	[  ] Check box if this is the last time the
issuer will
				be filing this Form.
5				Calculation of registration fee:
(i)  Aggregate sale price of securities sold
$1,749,989,843 during the fiscal year
pursuant to                      section
24(f):
(ii)  Aggregate price of securities redeemed or
$1,727,678,609 repurchased during the fiscal
year:
(iii)  Aggregate price of securities redeemed or
$422,007,112
				repurchased during any prior fiscal year


ending no earlier than October 11, 1995 that
were not previously used to reduce
registration fees payable to the Commission:
(iv)  Total available redemption credits [add
				Items 5(ii) and 5(iii)]:                 -
$2,149,685,721
(v)  Net sales - If Item 5(i) is greater than
$0 Item 5(iv) [subtract Item 5(iv) from Item
				5(i)]:
(vi)  Redemption credits available for use in
($399,695,878)
				future years - if Item 5(i) is less than
	Item 5(iv)[subtract Item 5(iv) from Item
	5(i)]:
(vii)  Multiplier for determining registration
x  .000092
	fee (See instruction C.9):
(viii)  Registration fee due [multiply Item 5(v)
=  $0 by Item 5(vii)] enter  " 0 "  if no fee
	is due.
6	Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of securities that
were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the
amount of securities (number of shares or
other units) deducted here: 0 .  If there is
a number of shares or other units that were
registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for
which this form is filed that are available
for use by the issuer in future fiscal years,
then state that number here: 0 .
7	Interest due - if this Form is being
+  $0
	filed more than 90 days after the end of
	the of the issuer's fiscal year (See
	Instruction D):
8	Total amount of the registration fee due
= $0
	plus any interest due [line 5(viii) plus
	line 7]:
9	Date the registration fee and any
	interest payment was sent to the
	Commission's lockbox depository:   N/A
	Method of Delivery:     N/A
[  ] Wire Transfer
[  ] Mail or other means
November 26, 2002
Securities and Exchange Commission
450 Fifth Street, N.W.


Washington, D.C.  20549
RE:  Prudential Municipal
Series Fund File Nos. 2-
91216 and 811-4023
Ladies and Gentlemen:


On behalf of Prudential Municipal Series Fund enclosed for filing under the Investment Company
Act of l940 is
one copy of the Rule 24f-2 Notice.
This document has been filed using the EDGAR system.
If you have any questions relating to the foregoing, please call the undersigned at (973)
367-7521.
Please acknowledge receipt via EDGAR.


Very truly yours,
/s/
Deb
ora
h
A.
Doc
s
Deb
ora
h
A.
Doc
s
Enclosures
	Secretary
cc:	Alice J. Gerstel


(Shearman & Sterling)
SIGNATURES
This report has been signed below by the
following persons on behalf of the issuer and
in the capacities and on the dates indicated.
	By (Signature and Title)
	/s/ Deborah A. Docs
		Secretary
Date: November 26, 2002